Commitments and Contingencies	6 Months Ended
Oct. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
7.	Commitments and Contingencies

From time to time, the Company may be involved in litigation related to claims that arise in the ordinary course of its business activities. The Company accrues for these matters when it is probable that losses will be incurred and these losses can be reasonably estimated. Management does not expect any liabilities from claims to have a material adverse effect on its financial position or the results of operations.